Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 4,278,124	$ 11,608,855
Restricted cash (note 3)	8,253	10,905
Short-term investments (note 4)	7,034,569	1,806,449
Accounts receivable - net (note 6)	537,118	952,402
Inventories (note 7)	180,719	375,511
Prepaid expenses and deposits	15,242	160,987
Income tax receivable	72,371
Total current assets	12,126,396	14,915,109
Property, plant and equipment - net (note 8)	993,781	903,298
Prepaid land lease payments (note 9)	69,815	39,730
Intangible assets - net (note 10)	9,699	1,480
Long-term prepaid expenses (note 13(b))	23	25
Long-term investments (note 4)	661,440	655,835
Prepayments for acquisition of equipment	120,912	65,290
Deferred tax assets (note 15)	71,118	52,031
Right-of-use assets (notes 11 and 13(b))	58,586	115,376
Other non-current assets	2,798
Total assets	14,114,568	16,748,174
Current liabilities
Short-term bank loans and current portion of long-term bank loans (note 12)	293	3,099
Loan from a non-controlling shareholder (note 13 (a))	4,358	1,582
Accounts payable and accrued liabilities (note 14)	905,923	1,020,651
Income tax payable		1,267,504
Deferred revenue (note 16)	17,955	79,941
Deferred government grants (note 17)	15,120	12,559
Dividend payable (note 19)	141,993	17,125
Lease liability (notes 11 and 13(b))	5,993	10,385
Total current liabilities	1,091,635	2,412,846
Deferred government grants (note 17)	4,477	4,870
Long-term bank loans (note 12)	11,513	12,668
Deferred tax liability	241,526	324,164
Loan from a non-controlling shareholder (note 13 (a))		4,708
Lease liability (notes 11 and 13(b))	52,516	112,465
Other non-current liabilities (note 15)	240	444
Total long-term liabilities	310,272	459,319
Total liabilities	1,401,907	2,872,165
Commitments and contingencies (notes 18 and 24)
EQUITY
Preferred stock (note 19) Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: 14,630,813, including 14,630,813 held in trust (2021 - 14,630,813, 14,630,813)	15	15
Common stock (note 19) Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 99,502,243, including 27,777,341 held in trust (2021 - 99,502,243, 27,777,341 )	100	100
Additional paid-in capital	540,582	547,691
Subscriptions receivable		(7,109)
Accumulated other comprehensive income (loss)	(383,276)	130,622
Statutory surplus reserves (note 21)	1,538,013	1,514,297
Accumulated earnings	7,225,987	7,141,819
Total shareholders' equity	8,921,421	9,327,435
Non-controlling interests	3,791,240	4,548,574
Total equity	12,712,661	13,876,009
Total liabilities and equity	$ 14,114,568	$ 16,748,174